Supplementary Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Selected Quarterly Financial Information [Abstract]
Revenue	$ 16,900	$ 31,758	$ 31,375	$ 32,055	$ 30,760	$ 35,443	$ 35,420	$ 34,056	$ 31,672	$ 62,167	$ 94,190	$ 125,948	$ 136,591	$ 191,677
Cost of revenue	8,263	16,476	16,620	17,001	14,653	15,556	17,590	17,647	15,151	30,272	48,274	64,750	65,944	126,692
Gross margin	8,637	15,282	14,755	15,054	16,107	19,887	17,830	16,409	16,521	31,895	45,916	61,198	70,647	64,985
Operating expenses:
Research and development	12,455	14,120	16,581	12,842	14,000	13,069	14,402	14,669	13,656	38,572	43,423	57,543	55,796	60,769
Selling, general and administrative	4,589	5,221	4,507	4,648	4,680	4,955	5,528	5,659	6,145	14,227	13,835	19,056	22,287	27,239
Restructuring charges				(30)	1,092			(156)	47		1,062	1,062	(109)	5,794
Total operating expenses	17,044	19,341	21,088	17,460	19,772	18,024	19,930	20,172	19,848	52,799	58,320	77,661	77,974	115,180
Income (loss) from operations	(8,407)	(4,059)	(6,333)	(2,406)	(3,665)	1,863	(2,100)	(3,763)	(3,327)	(20,904)	(12,404)	(16,463)	(7,327)	(50,195)
Gain on sale of marketable securities									1,295				1,295
Interest income and other, net	(147)	143	61	(387)	75	(161)	(311)	21	68	(507)	(251)	(108)	(383)	51
Income (loss) before provision for income tax	(8,554)	(3,916)	(6,272)	(2,793)	(3,590)	1,702	(2,411)	(3,742)	(1,964)	(21,411)	(12,655)	(16,571)	(6,415)	(50,144)
Provision for (benefit from) income taxes	111	608	85	206	115	1,157	(261)	87	99	343	406	1,014	1,082	(381)
Net income (loss)	$ (8,665)	$ (4,524)	$ (6,357)	$ (2,999)	$ (3,705)	$ 545	$ (2,150)	$ (3,829)	$ (2,063)	$ (21,754)	$ (13,061)	$ (17,585)	$ (7,497)	$ (49,763)
Net income (loss) per share
Basic		$ (0.06)	$ (0.09)	$ (0.04)	$ (0.05)	$ 0.01	$ (0.03)	$ (0.06)	$ (0.03)
Diluted		$ (0.06)	$ (0.09)	$ (0.04)	$ (0.05)	$ 0.01	$ (0.03)	$ (0.06)	$ (0.03)
Weighted average number of shares
Basic		70,136	69,788	69,543	69,335	69,182	68,807	68,474	68,186
Diluted		70,136	69,788	69,543	69,335	69,658	68,807	68,474	68,186